UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          June 30, 2011

Check here if Amendment [  ];     Amendment Number:
This Amendment (Check only one):     [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cheyne Capital Management (UK) LLP
Address: Stornoway House, 13 Cleveland Row, London SW1A 1DH

Form 13F File Number:     028-12483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter Head
Title:     Compliance Officer
Phone:     +44 (0)20 7968 7378

Signature, Place, and Date of Signing:

/s/ Peter Head            London, England          July 22, 2011
------------------        ---------------          -------------
[Signature]               [City, State]            [Date]

Report Type     (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          Nil

Form 13F Information Table Entry Total:     23

Form 13F Information Table Value Total:     $48,978
                                            (thousands)

                       CHEYNE CAPITAL MANAGEMENT (UK) LLP
                           Form 13F Information Table


                                                                   SHRS
                              Title of                     Value   or PRN   SH     Put/ Investment  Other    Voting Authority
Name                          Class             CUSIP      x$1000  Amount   /PRN   Call Discretion  Managers Sole  Shared  None
--------------------------    ---------------   --------   ------  ------- -----   ---- ----------  -------- ----  ------  ----
Amgen INC                     Note 0.375% 2/0   031162AQ3     754   750000  PRN            SOLE             750000
Amylin Pharmaceuticals Inc    Note 3.000% 6/1   032346AF5     546   600000  PRN            SOLE             600000
Citigroup Inc                 COM NEW           172967424    1978    47500  SH             SOLE              47500
Covanta Hldg Corp             Note 3.250% 6/0   22282EAC6     571   500000  PRN            SOLE             500000
Dendreon Corp                 Note 2.875% 1/1   24823QAC1     549   500000  PRN            SOLE             500000
Elan Plc                      ADR               284131208    2899   254975  SH             SOLE             254975
EMC Corp Mass                 Note 1.750% 12/0  268648AM4     876   500000  PRN            SOLE             500000
Equinix Inc                   Note 3.000% 10/1  29444UAG1     561   500000  PRN            SOLE             500000
Goldcorp Inc New              Note 2.000% 8/0   380956AB8     755   600000  PRN            SOLE             600000
Interpublic Group Cos Inc     Note 4.250% 3/1   460690BA7     572   500000  PRN            SOLE             500000
L-1 Identity Solutions Inc    COM               50212A106   11517   980190  SH             SOLE             980190
Linear Technology Corp        Note 3.000% 5/0   535678AC0     854   800000  PRN            SOLE             800000
MGM Resorts International     Note 4.250% 4/1   55303QAE0     542   500000  PRN            SOLE             500000
Promotora de Infomaciones S   ADR CL B CONV     74343G303   16268  1635017  SH             SOLE            1635017
RTI Intl Metals Inc           Note 3.000% 12/0  74973WAA5     644   500000  PRN            SOLE             500000
Sandisk Corp                  Note 1.500% 8/1   80004CAD3     636   600000  PRN            SOLE             600000
SBA Communications Corp       Note 4.000% 10/0  78388JAM8     422   300000  PRN            SOLE             300000
Stillwater MNG Co             Note 1.875% 3/1   86074QAF9     363   300000  PRN            SOLE             300000
SESI L L C                    FRNT 1.500% 12/1  78412FAH7    1015  1000000  PRN            SOLE            1000000
TTM Technologies Inc          Note 3.250% 5/1   87305RAC3     636   500000  PRN            SOLE             500000
Vanguard Intl Equity Index F  MSCI Europe ETF   922042874    3046    57250  SH             SOLE              57250
Virgin Media  Inc             COM               92769L101    2077    69400  SH             SOLE              69400
Virgin Media Inc              Note 6.500% 11/1  92769LAB7     897   500000  PRN            SOLE             500000
